Stock Based Compensation - Schedule of Stock Option Activity (10K) (Details) - USD ($) None in scaling factor is -9223372036854775296		12 Months Ended
	Jul. 02, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of options, outstanding at beginning of period	12,450,000
Number of options, granted		18,651,472
Number of options, expired
Number of options, cancelled		(6,201,472)
Number of options, outstanding at end of period		12,450,000
Number of options, exercisable at end of period
Weighted Average Exercise Price, outstanding at beginning of period	$ 0.10
Weighted Average Exercise Price, granted		$ 0.23
Weighted Average Exercise Price, expired
Weighted Average Exercise Price, Cancelled		$ (0.50)
Weighted Average Exercise Price, outstanding at end of period		$ 0.10
Weighted Average Grant Date Fair Value per Share, Outstanding at beginning of period
Weighted Average Grant Date Fair Value per Share, Granted		$ 1.00
Weighted Average Grant Date Fair Value per Share, Expired
Weighted Average Grant Date Fair Value per Share, Cancelled		$ (2.88)
Weighted Average Grant Date Fair Value per Share, Outstanding at end of period		$ 0.01
Average Remaining Contractual Life, Granted		8 years
Average Remaining Contractual Life, Outstanding at end of period		8 years
Average Intrinsic Value beginning of period
Average Intrinsic Value end of period